Valuation Accounts	12 Months Ended
Dec. 31, 2015
Valuation Accounts [Text Block]

VALUATION ACCOUNTS

	Allowance for deferred tax assets	Allowance for doubtful accounts	Slow-moving inventory
Balance as of December 31, 2012	20,375	1,602	934
Charges to costs and expenses	2,168	186	225
Deductions: write-off and others	-	(693)	(422)
Balance as of December 31, 2013	22,543	1,094	737
Charges to costs and expenses	1,143	323	172
Deductions: write-off and others	(561)	(143)	(168)
Balance as of December 31, 2014	23,125	1,274	741
Charges to costs and expenses	218	124	275
Deductions: write-off and others	(4,131)	(307)	(288)
Balance as of December 31, 2015	19,212	1,091	728